Segments and Geographical Information - Goodwill Assigned to Segments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Goodwill [Line Items]
Beginning balance, Cost	$ 2,328	$ 2,593
Acquisitions	7,464
Translation differences and other changes	(178)	(237)
Ending balance, Cost	9,414	2,328
Accumulated impairment at January 1, 2015	(207)	(235)
Accumulated impairment at December 31, 2015	(186)	(207)
HPMS [Member]
Goodwill [Line Items]
Beginning balance, Cost	1,605
Acquisitions	7,464
Ending balance, Cost	8,769	1,605
Accumulated impairment at January 1, 2015	(172)
Accumulated impairment at December 31, 2015	(154)	(172)
SP [Member]
Goodwill [Line Items]
Beginning balance, Cost	424
Ending balance, Cost	373	424
Accumulated impairment at January 1, 2015	(35)
Accumulated impairment at December 31, 2015	(32)	(35)
Corporate and Other [Member]
Goodwill [Line Items]
Beginning balance, Cost	299
Ending balance, Cost	272	$ 299
Cost [Member]
Goodwill [Line Items]
Translation differences and other changes	(378)
Cost [Member] | HPMS [Member]
Goodwill [Line Items]
Translation differences and other changes	(300)
Cost [Member] | SP [Member]
Goodwill [Line Items]
Translation differences and other changes	(51)
Cost [Member] | Corporate and Other [Member]
Goodwill [Line Items]
Translation differences and other changes	(27)
Accumulated Impairment [Member]
Goodwill [Line Items]
Translation differences and other changes	21
Accumulated Impairment [Member] | HPMS [Member]
Goodwill [Line Items]
Translation differences and other changes	18
Accumulated Impairment [Member] | SP [Member]
Goodwill [Line Items]
Translation differences and other changes	$ 3